Related Party Balances and Transactions (Details) - Schedule of amount due from related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amount due from related parties [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 7,839	$ 3,693
Amount due from related parties [Member] | Yongbao Insurance agency Co., Ltd. and subsidiaries [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Common shareholder
Amount due from related parties, Nature	Inter-transaction
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 1,173	3,525
Amount due from related parties [Member] | Wang Yaxian [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Shareholder of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties
Amount due from related parties [Member] | Feng Weidong [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	CTO of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 52
Amount due from related parties [Member] | Yongbao Information Technology Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Related Company
Amount due from related parties, Nature	Inter-transaction
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 4,705
Amount due from related parties [Member] | Wu Xianlong [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Director of a subsidiary
Amount due from related parties, Nature	Account receivables & Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 1,901
Amount due from related parties [Member] | Kong Deyu [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Senior management of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms
Amount due from related parties		160
Amount due from related parties [Member] | Li Sing Leung [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	CFO of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 8	7
Amount due from related parties [Member] | Wang Yilin [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Director of China SOS
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties		$ 1
Amount due to related parties [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Repayment terms	$2,777
Amount due from related parties	$ 1,909
Amount due to related parties [Member] | Yongbao Insurance agency Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Inter- transaction
Amount due from related parties, Nature	Repayment in demand
Amount due from related parties, Repayment terms	$2,733
Amount due from related parties	$ 1,831
Amount due to related parties [Member] | Wang Yilin [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Account payables
Amount due from related parties, Nature	Repayment in demand
Amount due from related parties, Repayment terms	13
Amount due from related parties	$ 70
Amount due to related parties [Member] | Wu Wenbin [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Account payables
Amount due from related parties, Nature	Repayment in demand
Amount due from related parties, Repayment terms	15
Amount due to related parties [Member] | Li Sing Leung [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Other payables
Amount due from related parties, Nature	Repayment in demand
Amount due from related parties, Repayment terms	8
Amount due to related parties [Member] | Wang Yaxian [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Other payables
Amount due from related parties, Nature	Repayment in demand
Amount due from related parties, Repayment terms	5
Amount due from related parties	$ 5
Amount due to related parties [Member] | Bian Jingxue [Member]
Related Party Transaction [Line Items]
Amount due from related parties, Relationship	Other payables
Amount due from related parties, Nature	Repayment in demand
Amount due from related parties, Repayment terms	3
Amount due from related parties	$ 3